SHARE CAPITAL - Schedule of Shares In Conjunction With Certain Acquisitions (Details) - Keystone Integrated Care, LLC - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Shares issues (in shares)	374	1,422
Business Combination, Consideration Transferred, Equity Interest	$ 750	$ 2,850